PHL VARIABLE INSURANCE COMPANY
                        PHL VARIABLE ACCUMULATION ACCOUNT

                            PHOENIX PREMIUM EDGE(SM)

         SUPPLEMENT DATED JUNE 5, 2000 TO PROSPECTUS DATED MAY 25, 2000 The information contained in this supplement updates your prospectus.

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THE FOLLOWING INVESTMENT OPTIONS ARE ADDED TO THE FIRST PAGE OF YOUR PROSPECTUS:

THE ALGER AMERICAN FUND                                        FIDELITY(R) VARIABLE INSURANCE PRODUCTS
-----------------------                                        ---------------------------------------
   MANAGED BY FRED ALGER MANAGEMENT, INC.                         MANAGED BY FIDELITY MANAGEMENT AND RESEARCH COMPANY
   [diamond] Alger American Leveraged AllCap Portfolio            [diamond] VIP Contrafund(R) Portfolio
                                                                  [diamond] VIP Growth Opportunities Portfolio
                                                                  [diamond] VIP Growth Portfolio



These funds are not yet available to California residents and are pending California state approval.

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IN THE "SPECIAL TERMS" SECTION OF YOUR PROSPECTUS THE 'FUNDS' ENTRY IS REPLACED BY THE FOLLOWING:

FUNDS: The Phoenix Edge Series Fund, The Alger American Fund, Deutsche Asset Management VIT Funds, Federated Insurance Series, Fidelity(R) Variable Insurance Products, Franklin Templeton Variable Insurance Products Trust, The Universal Institutional Funds, Inc., and Wanger Advisors Trust.

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THE FOLLOWING IS ADDED TO THE INFORMATION IN THE "SUMMARY OF EXPENSES" SECTION IN THE PROSPECTUS:


FUND ANNUAL EXPENSES (AS A PERCENTAGE OF FUND AVERAGE NET ASSETS)
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                                                                            OTHER EXPENSES  TOTAL EXPENSES  TOTAL EXPENSES
SERIES                                             MANAGEMENT   RULE 12b-1     BEFORE          BEFORE           AFTER
                                                      FEES         FEES     REIMBURSEMENT   REIMBURSEMENT   REIMBURSEMENT
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THE ALGER AMERICAN FUND
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Alger American Leveraged AllCap Portfolio             .85%         N/A          .08%(7)         .93%            .93%

FIDELITY(R) VARIABLE INSURANCE PRODUCTS
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VIP Contrafund(R) Portfolio(8)                        .58%         .10%         .10%            .78%            .75%(10)
VIP Growth Opportunities Portfolio(9)                 .58%         .10%         .11%            .79%            .78%(10)
VIP Growth Portfolio(9)                               .58%         .10%         .09%            .77%            .75%(10)

7  Included in "Other Expenses" is 0.01% of interest expense.
8 Effective November 3, 1997, the advisor has voluntarily agreed to reimburse the fund to the extent that total operating expenses (excluding interest, taxes, certain securities lending costs, brokerage commissions, and extraordinary expenses), as a percentage of its average net assets, exceed 1.10%. This arrangement can be discontinued at any time.
9 Effective November 3, 1997, the advisor has voluntarily agreed to reimburse the fund to the extent that total operating expenses (excluding interest, taxes, certain securities lending costs, brokerage commissions, and extraordinary expenses), as a percentage of its average net assets, exceed 1.60%. This arrangement can be discontinued at any time.
10 A portion of the brokerage commissions that the fund pays is used to reduce the fund's expenses. In addition, through arrangements with the fund's custodian, credits realized as a result of uninvested cash balances are used to reduce custodian expenses.


TF 598                                                               Page 1 of 3

ADDITIONAL INFORMATION FOR "SUMMARY OF EXPENSES," CONTINUED:

It is impossible to show you what expenses you would incur if you purchased a contract because there are so many different factors which affect expenses. However, the following tables are meant to help demonstrate how certain decisions or choices by you could result in different levels of expense.

EXAMPLES:

If you surrender your contract at the end of the applicable period, you would pay the following expenses on a $1,000 investment assuming 5% annual return on assets:

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                                                                       1 YEAR       3 YEARS       5 YEARS       10 YEARS
                                                                       ------       -------       -------       --------
Alger American Leveraged AllCap Portfolio.......................        $101          $160          N/A           N/A
VIP Contrafund(R) Portfolio.....................................          99           156          N/A           N/A
VIP Growth Opportunity Portfolio................................          99           156          N/A           N/A
VIP Growth Portfolio............................................          99           156          N/A           N/A


If you annuitize your contract at the end of the applicable period, you would pay the following expenses on a $1,000 investment assuming 5% annual return on assets:

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                                                                       1 YEAR       3 YEARS       5 YEARS       10 YEARS
                                                                       ------       -------       -------       --------
Alger American Leveraged AllCap Portfolio.......................        $101          $160          N/A           N/A
VIP Contrafund(R) Portfolio.....................................          99           156          N/A           N/A
VIP Growth Opportunity Portfolio................................          99           156          N/A           N/A
VIP Growth Portfolio............................................          99           156          N/A           N/A


If you do not surrender your contract, you would pay the following expenses on a $1,000 investment assuming 5% annual return on assets:

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                                                                       1 YEAR       3 YEARS       5 YEARS       10 YEARS
                                                                       ------       -------       -------       --------
Alger American Leveraged AllCap Portfolio.......................        $27           $83           N/A           N/A
VIP Contrafund(R) Portfolio.....................................         26            78           N/A           N/A
VIP Growth Opportunity Portfolio................................         26            79           N/A           N/A
VIP Growth Portfolio............................................         26            79           N/A           N/A


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THE FOLLOWING ARE ADDITIONS TO THE SECTION TITLED "INVESTMENTS OF THE ACCOUNT" IN YOUR PROSPECTUS:

THE ALGER AMERICAN FUND

 A certain subaccount invests in a corresponding portfolio of The Alger American Fund. The following portfolio is currently available:

 ALGER AMERICAN LEVERAGED ALLCAP PORTFOLIO: The investment objective of the portfolio is long-term capital appreciation. It invests primarily in equity securities, such as common or preferred stocks, which are listed on U.S. exchanges or in the over-the-counter market. The portfolio invests primarily in "growth" stocks. Under normal circumstances, the portfolio invests in the equity securities of companies of any size, which demonstrate promising growth potential. The portfolio can leverage, that is, borrow money, up to one-third of its total assets to buy additional securities.


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FIDELITY(R) VARIABLE INSURANCE PRODUCTS

Certain subaccounts invest in a corresponding portfolio of the Fidelity(R) Variable Insurance Products. The following portfolios are currently available:

VIP CONTRAFUND(R) PORTFOLIO: The investment objective of the portfolio is to seek long-term capital appreciation. Principal investment strategies include:
    o Normally investing primarily in common stocks.
    o Investing in securities of companies whose value it believes is not fully recognized by the public.
    o Investing in domestic and foreign issuers.
    o Investing in either "growth" stocks or "value" stocks or both.
    o Using fundamental analysis of each issuer's financial condition and industry position and market and economic conditions to select investments.

VIP GROWTH OPPORTUNITIES PORTFOLIO: The investment objective of the portfolio is to seek to provide capital growth. Principal investment strategies include:
    o Normally investing primarily in common stocks.
    o Potentially investing in other types of securities, including bonds which may be lower-quality debt securities.
    o Investing in domestic and foreign issuers.
    o Investing in either "growth" stocks or "value" stocks or both.
    o Using fundamental analysis of each issuer's financial condition and industry position and market and economic conditions to select investments.

VIP GROWTH PORTFOLIO: The investment objective of the portfolio is to seek to achieve capital appreciation. Principal investment strategies include:
    o Normally investing primarily in common stocks.
    o Investing in companies that it believes have above-average growth potential.
    o Investing in securities of domestic and foreign issuers.
    o Using fundamental analysis of each issuer's financial condition and industry position and market and economic conditions to select investments.

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THE FOLLOWING ADVISORS AND THEIR INVESTMENT OPTIONS ARE ADDED TO THE "INVESTMENT ADVISORS" SECTION IN YOUR PROSPECTUS:


[diamond] Fred Alger Management, Inc.                   [diamond] Fidelity Management & Research Company
          o Alger American Leveraged AllCap Portfolio             o VIP Contrafund(R) Portfolio
                                                                  o VIP Growth Opportunities Portfolio
                                                                  o VIP Growth Portfolio


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KEEP THIS SUPPLEMENT WITH YOUR PROSPECTUS FOR FUTURE REFERENCE.





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